Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	62 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000006666 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Small Cap Value Series (Service Class)
Account Value	$ 20,228.68	$ 20,228.68	$ 20,228.68	$ 20,228.68	$ 18,220.89	$ 16,701.74	$ 19,056.36	$ 14,219.68	$ 14,536.03		$ 11,381.3	$ 13,703.05	$ 12,261.44	$ 9,353.81	$ 10,000
Average Annual Return, Percent	11.02%	6.83%		7.30%
C000006665 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Small Cap Value Series (Standard Class)
Account Value	$ 20,811.09	$ 20,811.09	20,811.09	$ 20,811.09	18,694.97	17,081.81	19,430.73	14,455.56	14,735.89		11,499.84	13,808.11	12,323.19	9,378	10,000.01
Average Annual Return, Percent	11.32%	7.15%		7.60%
C000212995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Total Return Series (Standard Class)
Account Value	$ 16,867.65	$ 16,867.65	16,867.65	$ 16,867.65	15,222.99	13,515.38	15,111.19	12,985.97	12,869.15		10,825.13	11,722.34	10,489.85	9,838.72	10,000
Average Annual Return, Percent	10.81%	5.56%		5.37%
C000212994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Total Return Series (Service Class)
Account Value	$ 13,367.44	$ 13,367.44	$ 13,367.44	$ 13,367.44	12,104.29	10,774.03	12,081.18	10,418.49	10,362.58	$ 10,000
Average Annual Return, Percent	10.44%	5.22%	5.78%
C000213000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Growth and Income Series (Standard Class)
Account Value	$ 23,203.86	$ 23,203.86	$ 23,203.86	$ 23,203.86	20,054.46	17,888.8	17,279.44	14,140.27	14,205.85		11,310.57	12,590.71	10,645.04	9,687.81	10,000
Average Annual Return, Percent	15.71%	10.31%		8.78%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	$ 32,604	32,604	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048	10,000
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 19,933.9502199999	$ 19,933.9502199999	19,933.9502199999	$ 19,933.9502199999	18,448.02652	16,091.22314	18,816.47706	14,669.38303	14,019.67077		11,454.53904	13,145.58664	12,190.13952	9,253.121542	10,000
Average Annual Return, Percent	8.05%	7.29%		7.14%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,253.95083	$ 34,253.95083	$ 34,253.95083	$ 34,253.95083	27,398.84145	21,695.58312	26,493.84885	20,584.87473	17,386.05318		13,222.69865	13,829.01079	11,350.92605	10,138.3833	10,000
Average Annual Return, Percent	25.02%	14.53%	15.46%	13.10%
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Account Value	$ 11,431.78008	$ 11,431.78008	$ 11,431.78008	$ 11,431.78008	11,290.62057	10,699.07897	12,299.22336	12,491.85425	11,619.61239		10,687.97371	10,686.75904	10,321.19926	10,054.99549	10,000
Average Annual Return, Percent	1.25%	(0.33%)	(0.34%)	1.35%
Sixty S And P 500 Index 40 Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Aggregate Index
Account Value	$ 22,650.83618	$ 22,650.83618	$ 22,650.83618	$ 22,650.83618	19,688.91464	16,732.48955	19,869.07617	17,149.70746	14,947.9998		12,234.51423	12,528.52972	10,969.71837	10,128.47674	10,000
Average Annual Return, Percent	15.04%	8.67%	9.19%	8.52%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,560	$ 33,560	$ 33,560	$ 33,560	26,953	21,302	26,340	20,830	17,220		13,102	13,761	11,308	10,092	10,000
Average Annual Return, Percent	24.51%	14.28%		12.87%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,579.89556	$ 22,579.89556	$ 22,579.89556	$ 22,579.89556	$ 19,743.14177	$ 17,712.77867	$ 19,156.78893	$ 15,305.7918	$ 14,889.53182		$ 11,766.53539	$ 12,826.9826	$ 11,284.9466	$ 9,617.268721	$ 10,000
Average Annual Return, Percent	14.37%	8.68%		8.49%